Document and Entity Information	Sep. 29, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	QUANTUM-SI INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39486
Entity Tax Identification Number	85-1388175
Entity Address, Address Line One	530 Old Whitfield Street
Entity Address, City or Town	Guilford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06437
City Area Code	203
Local Phone Number	458-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001816431
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	QSI
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	QSIAW
Security Exchange Name	NASDAQ